Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (743,522)	$ (113,951)	¥ 863,759	¥ 803,746
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss from disposal of property and equipment	572	88	1,163	304
Depreciation expense	98,452	15,088	105,432	92,282
Non-cash lease expenses	84,748	12,988	85,420
Share-based compensation	59,789	9,163	94,897	112,763
Share-based settlement expense	1,290,811	197,825
Income from equity in affiliates, net of dividends	(60,397)	(9,256)	(39,964)	(14,469)
(Gain) loss from disposal of subsidiaries	1,879	288	(3,971)	(31,219)
(Reversal) provision for credit losses	8,083	1,239	130,723	(688)
Amortization of unearned lease income	(3,091)	(474)	(37,961)	(62,285)
Impairment of long-term investments	115,100	17,640	104,365
Changes in investment fair value in the consolidated funds	(11,383)	(1,745)	(35,847)
Fair value changes of equity investments measured by fair value	(6,458)	(990)	(15,092)	6,342
Changes in operating assets and liabilities:
Accounts receivable	(219,330)	(33,614)	47,755	(99,969)
Amounts due from related parties	14,990	2,297	12,851	(56,747)
Other current assets	(96,832)	(14,840)	69,992	18,512
Other non-current assets	(32,202)	(4,935)	(11,521)	(648)
Accrued payroll and welfare expenses	149,903	22,974	(114,487)	45,118
Income taxes payable	14,034	2,151	73,109	35,754
Deferred revenues	(29,080)	(4,457)	(42,231)	(58,330)
Other current liabilities	(361,210)	(55,357)	16,356	201,644
Other non-current liabilities	(2,578)	(395)	(32,285)	(77,942)
Amounts due to related parties				(134)
Contingent liabilities	530,433	81,292
Lease assets and liabilities	(22,463)	(3,443)	(84,068)
Deferred tax assets and liabilities	(67,330)	(10,319)	(62,364)	(40,730)
Acquisitions and sales of investment products	83,435	12,788	162,202	156,082
Net cash provided by operating activities	796,353	122,045	1,288,233	1,029,386
Cash flows from investing activities:
Purchases of property and equipment	(51,618)	(7,911)	(65,333)	(128,223)
Purchase of held-to-maturity investments	(225,000)	(34,483)	(74,500)
Proceeds from redemption of held-to-maturity investments	176,389	27,033	38,067	135,000
Purchases of available-for-sale investments			(16,056)	(43,904)
Proceeds from sale or redemption of available-for-sale investments			57,372	97,551
Purchase of other long-term investments	(6,454)	(989)	(33,460)	(197,233)
Proceeds from long-term investments	26,606	4,078	231,171	151,434
Purchase of investments held by consolidated funds			(1,575,592)
Proceeds from investments held by consolidated funds	72,608	11,128	1,228,732
Loans to related parties	(164,993)	(25,286)	(318,055)
Principal collection of loans to related parties	174,523	26,747	314,099	31,573
Loans disbursement to third parties	(417,934)	(64,051)	(7,086,712)	(13,590,068)
Principal collection of loans originated to third parties	639,551	98,015	6,993,745	13,707,549
Increase in investments in affiliates	(67,865)	(10,401)	(39,916)	(946,491)
Capital return from investments in affiliates	168,344	25,800	57,570	605,551
Proceeds from disposal of subsidiaries, net of cash deconsolidated	20,331	3,116	115,219	(25,232)
Acquisition, net of cash acquired	8,096	1,241	(8,363)	(193,184)
Purchase of loan receivables from factoring business				(34,904)
Collection of loan receivables from factoring business				34,904
Net cash (used in) provided by investing activities	352,584	54,037	(182,012)	(395,677)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	33,372	5,114	31,686	45,896
Contribution from non-controlling interests			518,613	63,929
Distributions to non-controlling interests	(28,335)	(4,343)	(6,988)
Payments to acquire non-controlling interests in subsidiaries	(4,000)	(613)
Divestment of non-controlling interests	(90,849)	(13,923)
Payments related to transfer of rights to the loan receivables from factoring business				34,904
Proceeds related to transfer of rights to the loan receivables from factoring business				(34,904)
Payment for repurchase of ordinary shares	(281,610)	(43,158)
Net cash provided by (used in) financing activities	(371,422)	(56,923)	543,311	109,825
Effect of exchange rate changes	(148,745)	(22,796)	37,811	56,304
Net increases in cash, cash equivalents and restricted cash	628,770	96,363	1,687,343	799,838
Cash, cash equivalents and restricted cash-beginning of the year	4,393,934	673,400	2,706,591	1,906,753
Cash, cash equivalents and restricted cash-end of the year	5,022,704	769,763	4,393,934	2,706,591
Supplemental disclosure of cash flow information:
Cash paid for income taxes	310,586	47,599	209,975	211,503
Cash paid for interest expenses			430	13,022
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	1,662	255	1,311	9,572
Conversion of convertible notes			145,004	342,969
Consideration payable of repurchase of ordinary shares	9,303	1,426
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	64,275	9,851	127,687
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	5,005,211	767,082	4,387,345	2,704,091
Restricted cash	9,993	1,531	6,589	2,500
Restricted cash - non current included in other non-current assets	7,500	1,150
Total cash, cash equivalents and restricted cash	¥ 5,022,704	$ 769,763	¥ 4,393,934	¥ 2,706,591